Cover Page	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity File Number	333-21011
Entity Registrant Name	FIRSTENERGY CORP
Entity Tax Identification Number	34-1843785
Entity Incorporation, State or Country Code	OH
Entity Address, Address Line One	341 White Pond Drive
Entity Address, City or Town	Akron
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44320
City Area Code	(800)
Local Phone Number	736-3402
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value per share
Trading Symbol	FE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001031296
Amendment Flag	false